ING VARIABLE ANNUITIES

                                             January 3, 2001

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


          Re:  Separate Account B of Golden American Life
               Insurance Company  EDGAR CIK: 836687
               File Nos. 333-28755, 811-5626
               Certification pursuant to Rule 497(j)
               of the Securities Act of 1933, as amended (the "Securities Act")
               ---------------------------------------------------------------

Ladies and Gentlemen:

    Please be advised that in lieu of filing a copy of the GoldenSelect PREMIUM PLUS prospectus and Statement of Additional Information under
Rule 497(c) of the Securities Act for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the Securities Act:

    (1) The form of the prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the most recent registration statement or amendment, and

    (2) The text of the most recent registration statement or amendment has been filed electronically.

    If you have any questions, comments, or need more information, please do not hesitate to contact the undersigned at (610)425-4139.


                              Sincerely,


                              /s/ Linda E. Senker
                              -----------------------
                              Linda E. Senker
                              Vice President and Associate
                              General Counsel




1475 Dunwoody Drive             GOLDENSELECT SERIES
West Chester, PA  19380-1478    Issued by Golden American Life
                                 Insurance Company